Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair value of financial instruments
Fair Value of Financial Instruments
The following table sets forth by level within the fair value hierarchy, our net derivative assets (liabilities) that were measured at fair value on a recurring basis as of December 31, 2012 and 2011:

	Carrying Amount	Estimated Fair Value
		Level 1	Level 2	Level 3	Total
		(in thousands)
Commodity derivative asset (liability), net
December 31, 2012	$969	$—	$969	$—	$969
December 31, 2011	$(179)	$—	$—	$(179)	$(179)

Changes in level three fair value measurements
Contracts classified as Level 3 are valued using internally developed price inputs and curves constructed as a result of the long dated nature of the transactions or the illiquidity of the market points. Contracts classified as Level 2 are valued using inputs and curves that are supported and available from public markets to the extent that the markets or the relevant settlement periods are liquid:

	Year Ended
	December 31,
	2012	2011
	(in thousands)
Fair value asset (liability), beginning of period	$(179)	$—
Realized gain (loss) on early termination of commodity derivatives	—	(2,998)
Realized gain (loss) on expiration of commodity put contract	—	(308)
Unrealized gain (loss) on commodity derivatives	992	(541)
Purchases	156	670
Settlements	—	2,998
Transfers out of Level 3 (a)	(969)	—
Fair value asset (liability), end of period	$—	$(179)
(a)Amounts transferred out are reflected at fair value as of the end of the period